Mineral Property, Pland and Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		$ 64.4	$ 52.5
Interest costs capitalised		$ 2.0	$ 6.6
Capitalisation rate of borrowing costs eligible for capitalisation		8.62%	8.62%
Royalty Rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 6.7